Leases, Related Party (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Facility		Sep. 30, 2023 USD ($)		Dec. 31, 2021 USD ($)	[2]
Related Party Leases [Abstract]
Number of lease facilities controlled by related parties | Facility	10
Operating lease right-of-use assets, net	$ 43,724	[1],[2]	$ 46,138	[1]	$ 0
Operating lease liabilities	46,401		49,384
Related Party [Member]
Related Party Leases [Abstract]
Operating lease right-of-use assets, net	13,077		$ 11,476
Operating lease liabilities	$ 13,500

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022